Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document And Entity Information
Entity Registrant Name	MR2 GROUP, INC.
Entity Central Index Key	0001730443
Document Type	S-1
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company